Note 14 - Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

14.   Subsequent Events

Securities Purchase Agreement

Effective as of January 16, 2013, the Company entered into a Securities Purchase Agreement (the “TCA Purchase Agreement”) with TCA Global Credit Master Fund, LP, a Cayman Islands limited partnership (“TCA”), pursuant to which TCA may purchase from the Company up to $5,000,000 senior secured, convertible, redeemable debentures (the “Debentures”). A $550,000 Debenture was purchased by TCA on January 16, 2013 (the “First Debenture”).

The maturity date of the First Debenture is January 16, 2014, subject to adjustment (the “Maturity Date”). The First Debenture bears interest at a rate of twelve percent (12%) per annum. The Company, at its option, may repay the principal, interest, fees and expenses due under the Debenture with no penalty or premium and in full and for cash, at any time prior to the Maturity Date, with three (3) business days advance written notice to the holder. At any time while the Debenture is outstanding, but only upon the occurrence of an event of default under the TCA Purchase Agreement or any other transaction documents, the holder may convert all or any portion of the outstanding principal, accrued and unpaid interest, redemption premium and any other sums due and payable under the First Debenture or any other transaction document (such total amount, the “Conversion Amount”) into shares of the Company’s common stock at a price equal to (i) the Conversion Amount divided by (ii) eighty-five (85%) of the average daily volume weighted average price of the Company’s common stock during the five (5) trading days immediately prior to the date of conversion. The Debenture also contains a provision whereby TCA may not own more than 4.99% of the Company’s common stock at any one time.

As consideration for entering into the TCA Purchase Agreement, the Company paid to TCA (i) a transaction advisory fee in the amount of $22,000, (ii) a due diligence fee equal to $10,000, and (iii) document review and legal fees in the amount of $12,500.

As further consideration, the Company agreed to issue to TCA that number of shares of the Company’s common stock that equals $100,000 (the “Incentive Shares”). For purposes of determining the number of Incentive Shares issuable to TCA, the Company’s common stock was valued at the volume weighted average price for the five (5) trading days immediately prior to the date of the TCA Purchase Agreement, as reported by Bloomberg. It is the intention of the Company and TCA that the value of the Incentive Shares shall equal $100,000. In the event the value of the Incentive Shares issued to TCA does not equal $100,000 after a twelve month evaluation date, the TCA Purchase Agreement provides for an adjustment provision allowing for necessary action (either the issuance of additional shares to TCA or the return of shares previously issued to TCA to the Company’s treasury) to adjust the number of Incentive Shares issued.

In connection with the TCA Purchase Agreement, the Company entered into a Security Agreement (the “TCA Security Agreement”) with TCA. As security for the Company’s obligations to TCA under the Debentures, the TCA Purchase Agreement and any other transaction document, the TCA Security Agreement grants to TCA a continuing, second priority security interest in all of the Company’s assets and property, wheresoever located and whether now existing or hereafter arising or acquired. This security interest is subordinate to the security interest of The Boeing Company, who has a secured interest supporting that certain Boeing License Agreement.

License of iglucose

In February 15, 2013, the Company entered into an agreement the (“SGMC Agreement”) with SGMC, Easy Check, Easy-Check Medical Diagnostic Technologies Ltd., an Israeli company, and Benjamin Atkin, an individual (“Atkin”), pursuant to which the Company licensed its iglucose™ technology to SGMC for up to $2 million based on potential future revenues of glucose test strips sold by SGMC.  These revenues will range between $0.0025 and $0.005 per strip. A person with diabetes who tests three times per day will use over 1,000 strips per year.

Pursuant to the SGMC Agreement, the Company granted SGMC an exclusive right and license to the intellectual property rights in the iglucose patent applications; a non-exclusive right and license to use and make a “white label” version of the iglucose websites; a non-exclusive right and license to use all documents relating to the iglucose 510(k) application to the Food and Drug Administration of the United States Government; and an exclusive right and license to the iglucose trademark. The Company has also agreed to transfer to SGMC all right, title, and interest in the www.iglucose.com and www.iglucose.net domain names.

In consideration for the rights and licenses discussed above, and the transfer of the domain names, SGMC shall pay to PositiveID the amount set forth below for each glucose test strip sold by SGMC and any sublicensees of SGMC for which results are posted by SGMC via its communications servers (the “Consideration”):

(i) $.0025 per strip sold until SGMC has paid aggregate Consideration of $1,000,000; and

(ii) $.005 per strip sold thereafter until SGMC has paid aggregate Consideration of $2,000,000; provided, however, that the aggregate Consideration payable by SGMC pursuant to the SGMC Agreement shall in no event exceed $2,000,000.

Intercreditor Agreement

On March 18, 2013, the Company entered into an Intercreditor and Non-Disturbance Agreement (the “Intercreditor Agreement”) among PositiveID and MFS; VeriGreen Energy Corporation, Steel Vault Corporation, IFTH NY Sub, Inc., and IFTH NJ Sub, Inc. Boeing, and TCA. The Intercreditor Agreement sets forth the agreement of Boeing and TCA as to their respective rights and obligations with respect to the Boeing Collateral (as described below) and the TCA Collateral (as described below) and their understanding relative to their respective positions in the Boeing Collateral and the TCA Collateral and clarifies that Boeing’s lien under the Boeing Security Agreement relates to the Company’s M-BAND technology.

The “Boeing Collateral” includes, among other things, all Intellectual Property Rights (as defined in the Intercreditor Agreement) in the M-BAND Technology (as defined in the Intercreditor Agreement), including without limitation certain patents and patent applications set forth in the Intercreditor Agreement. The TCA Collateral includes any and all property and assets of PositiveID. The liens of Boeing on the Boeing Collateral are senior and prior in right to the liens of TCA on the Boeing Collateral and such liens of TCA on the Boeing Collateral are junior and subordinate to the liens of Boeing on the Boeing Collateral.